GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

Changes in total goodwill during the six months ended March 28, 2014 follow (in thousands):

Segment	September 27, 2013	Acquisitions and Divestitures	Translation	March 28, 2014
FSS North America	$3,595,048	$(11,103)	$(176)	$3,583,769
FSS International	451,154	—	6,694	457,848
Uniform	573,785	—	—	573,785

	$4,619,987	$(11,103)	$6,518	$4,615,402

Goodwill, allocated by segment (see Note 14 for a description of segments), is as follows (in thousands):

Segment	September 28, 2012	Acquisitions and Divestitures	Impairment	Translation and Other	September 27, 2013
Food and Support Services—North	$3,701,137	$7,398	$—	$(113,487)	$3,595,048
Food and Support Services—International	454,552	—	(11,698)	8,300	451,154
Uniform and Career Apparel	573,785	—	—	—	573,785

	$4,729,474	$7,398	$(11,698)	$(105,187)	$4,619,987

Schedule of other intangible assets

Other intangible assets consist of (in thousands):

	March 28, 2014			September 27, 2013
	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer relationship assets	$1,891,679	$(1,323,921)	$567,758	$1,892,484	$(1,242,578)	$649,906
Trade names	761,224	(1,633)	759,591	760,491	(1,633)	758,858

	$2,652,903	$(1,325,554)	$1,327,349	$2,652,975	$(1,244,211)	$1,408,764

Other intangible assets consist of (in thousands):

	September 27, 2013			September 28, 2012
	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer relationship assets	$1,892,484	$(1,242,578)	$649,906	$1,897,933	$(1,064,492)	$833,441
Trade names	760,491	(1,633)	758,858	763,127	(1,419)	761,708

	$2,652,975	$(1,244,211)	$1,408,764	$2,661,060	$(1,065,911)	$1,595,149

Schedule of expected amortization expense

The estimated amortization expense of the amortizable intangible assets through 2018 reflects the 2007 Transaction and acquisitions since January 26, 2007. Based on the recorded balances at September 27, 2013, total estimated amortization of all acquisition-related intangible assets for fiscal years 2014 through 2018 follows (in thousands):

2014	$156,302
2015	$131,992
2016	$95,454
2017	$71,943
2018	$48,874